TYPE                13F-HR
PERIOD              12/31/07
FILER
     CIK            0000829882
     CCC            w5gqra@k
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          732-936-2735

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year or Quarter ended: December 31,2007

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marc C. Cohodes
Address:   12 Linden Place
	     2nd Floor
           Red Bank, NJ 07701


Form 13F File Number: 28-02246
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc C. Cohodes
Title:      President
Phone:      732-936-2700

Signature, Place, and Date of Signing:

       /s/ Marc C. Cohodes                Larkspur, CA         February 10, 2008
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Information for which confidential treatment has been requested has been omitted and filed with the commission.


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         26

Form 13F Information Table Value Total:    $  852,993
                                            (thousands)

List of Other Included Managers:

	No. 1:
	Form 13F File Number: 28-12033
	Name: ValueAct Capital Management, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                     VALUE       SHARES/   SH/  PUT/INVSTMT OTHER        VOTING AUTHORITY
      NAME  OF ISSUER      TITLE OF CLAS    CUSIP    (X$1000)    PRN AMT   PRN  CALLDSCRETN MANAGERS    SOLE   SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications Inc PUT              000886959      35,185 2,262,700 SH  PUT   SOLE           2,262,700
ADC Telecommunications Inc PUT              000886959       2,186   140,600 SH  PUT   OTHER    1       140,600
Annaly Cap Mgmt Inc        COM              035710409      66,904 3,680,071 SH        SOLE           3,680,071
Chimera Investment CorporatCOM              16934q109      64,691 3,618,057 SH        SOLE           3,618,057
Coach Inc                  PUT              189754954      21,293   696,300 SH  PUT   SOLE             696,300
Dean Foods Co              PUT              242370954       3,384   140,000 SH  PUT   SOLE             140,000
Electronic Arts, Inc.      COM              285512109      79,340 1,358,322 SH        SOLE           1,358,322
Fairfax Financial Holdings SUB VTG          303901102      29,157   101,900 SH        SOLE             101,900
General Motors Corporation PUT              370442955      24,890 1,000,000 SH  PUT   SOLE           1,000,000
Interwoven Inc             COM NEW          46114t508      36,696 2,580,578 SH        SOLE           2,580,578
IShares Russell 2000 Index RUSSELL 2000     464287655     123,960 1,632,775 SH        SOLE           1,632,775
Jos A Bank Clothiers       COM              480838101         820    28,833 SH        SOLE                   0        28,833
Jos A Bank Clothiers       COM              480838101       2,449    86,073 SH        OTHER     1       86,073
Landry's Restaurants Inc   PUT              51508L953       1,852    94,000 SH  PUT   SOLE              94,000
LSI Corporation            COM              502161102      12,748 2,400,790 SH        SOLE           2,400,790
Micron Technology          COM              595112103      11,512 1,587,807 SH        SOLE           1,587,807
Nuance Communications, Inc PUT              67020Y950       5,003   267,800 SH  PUT   SOLE             267,800
Open Text Corp             COM              683715106       5,664   180,100 SH        OTHER     1      180,100
Powerwave Technologies Inc COM              739363109      14,029 3,481,262 SH        SOLE           3,481,262
Safeway Inc                CALL             786514908      21,436   626,600 SH  CALL  SOLE             626,600
Safeway Inc.               COM NEW          786514208      93,030 2,719,389 SH        SOLE           2,719,389
Sealy Corp                 COM              812139301      99,829 8,921,251 SH        SOLE           8,921,251
Sears Holdings Corporation PUT              812350956      22,451   220,000 SH  PUT   SOLE             220,000
Streettracks Gold Shares   GOLD SHS         863307104      67,984   824,445 SH        SOLE             824,445
Synaptics Inc              PUT              87157D959         827    20,100 SH  PUT   SOLE              20,100
Take Two Interactive SoftwaCOM              874054109       5,673   307,500 SH        SOLE             209,411        98,089

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